Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Cash	$ 33,787	$ 31,177
Investment in Aqualung	5,350	2,335
Accounts payable	1,818	1,104
Currency risk
Financial Instruments and Financial Risk Management
Cash	21,528	8,057
Investment in Aqualung	5,350	2,335
Accounts payable	$ 44	$ 47